DEBT (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DEBT
Long-term debt, current portion	CAD 29,539
Long-term debt	739,286	CAD 1,223,682
Total debt	768,825	1,223,682
Fees paid to extend the facility		300	CAD 600
Senior notes
DEBT
Long-term debt, current portion	29,539
Long-term debt	716,060	1,137,139
Bank credit facility
DEBT
Long-term debt	23,226	CAD 86,543
Unsecured, covenant-based bank credit facility	CAD 800,000
Basis points over bankers' acceptance rates (as a percent)	1.70%
Standby fees on undrawn portion of the facility as a percentage on drawn pricing	20.00%
Fees paid to extend the facility	CAD 700
Weighted average interest rate (as a percent)	2.60%	2.20%
Bank credit facility | Minimum
DEBT
Basis points over bankers' acceptance rates (as a percent)	1.50%
Bank credit facility | Maximum
DEBT
Basis points over bankers' acceptance rates (as a percent)	3.15%